SUMMARY PROSPECTUS

Lord Abbett Small Cap Blend Fund

DECEMBER 1, 2012

CLASS/TICKER
CLASS A	LSBAX	CLASS F	LBNFX	CLASS R2	LSBQX
CLASS B	LSBBX	CLASS I	LSBYX	CLASS R3	LSSRX
CLASS C	LSBCX	CLASS P	LSBPX

The Lord Abbett Small Cap Blend Fund generally is not available for purchase by new investors, except as described in the prospectus. Please see the section “Information About the Availability of Small Cap Blend Fund” for more information.

Before you invest, you may want to review the Fund’s prospectus and statement of additional information, which contain more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information and other information about the Fund at www.lordabbett.com/documentsandliterature. You can also get this information at no cost by calling 888-522-2388 (Option #2) or by sending an email request to literature@lordabbett.com. The current prospectus and statement of additional information dated December 1, 2012, as may be supplemented from time to time, are incorporated by reference into this summary prospectus.

INVESTMENT OBJECTIVE

The Fund’s investment objective is to seek long-term growth of capital by investing primarily in stocks of small companies.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charge Reductions and Waivers” on page 45 of the prospectus and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 8-1 of the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)

Class	A	B	C	F, I, P, R2, and R3

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None(1)	5.00%	1.00%(2)	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Class	A	B	C	F	I	P	R2	R3

Management Fees	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%

Distribution and Service (12b-1) Fees	0.35%	1.00%	1.00%	0.10%	None	0.45%	0.60%	0.50%

Other Expenses	0.26%	0.26%	0.26%	0.26%	0.26%	0.26%	0.26%	0.26%

Total Annual Fund Operating Expenses	1.36%	2.01%	2.01%	1.11%	1.01%	1.46%	1.61%	1.51%

(1)

A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.

(2)	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. The example assumes a deduction of the applicable contingent deferred sales charge (“CDSC”) for the one-year, three-year, and five- year periods for Class B shares and for the one-year period for Class C shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

SUMMARY – SMALL CAP BLEND FUND

Class	If Shares Are Redeemed				If Shares Are Not Redeemed

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A Shares	$706	$981	$1,277	$2,116	$706	$981	$1,277	$2,116

Class B Shares	$704	$930	$1,283	$2,170	$204	$630	$1,083	$2,170

Class C Shares	$304	$630	$1,083	$2,338	$204	$630	$1,083	$2,338

Class F Shares	$113	$353	$612	$1,352	$113	$353	$612	$1,352

Class I Shares	$103	$322	$558	$1,236	$103	$322	$558	$1,236

Class P Shares	$149	$462	$797	$1,746	$149	$462	$797	$1,746

Class R2 Shares	$164	$508	$876	$1,911	$164	$508	$876	$1,911

Class R3 Shares	$154	$477	$824	$1,802	$154	$477	$824	$1,802

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 81.63% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its objective, the Fund invests principally in small company stocks, including both growth and value stocks. The Fund chooses stocks using both quantitative and fundamental research. The Fund uses quantitative research to identify small companies selling at the lower end of their historic valuation range, companies with positive earnings, and companies with growth prospects that are expected to exceed the growth rate of the U.S. economy. The Fund uses fundamental research to learn about a small company’s operating environment, financial condition, leadership position within its industry, resources and strategic plans.

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of small companies. In selecting investments, the Fund may invest in U.S. and foreign (which may include emerging market) companies. Foreign companies may be traded on U.S. or non-U.S. securities exchanges, may be denominated in the U.S. dollar or other currencies, and may include American Depositary Receipts (“ADRs”). The Fund’s principal investments include the following types of securities and other financial instruments:

•

Equity securities usually include common stocks, but also may include preferred stocks, convertible securities, and equity interests in trusts (including real estate investment trusts (“REITs”)), partnerships, and limited liability companies. The Fund also may invest in securities that are tied to the price of stock, including rights and convertible debt securities.

SUMMARY – SMALL CAP BLEND FUND

•	Small companies having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 2000® Index.

•	Growth companies that the Fund believes exhibit faster-than-average gains in earnings and have the potential to continue profit growth at a high level.

•	Value companies that the Fund believes to be undervalued according to certain financial measurements of intrinsic worth or business prospects and have the potential for capital appreciation.

The Fund generally will sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or has reached its valuation target, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective; however, in response to adverse economic, market or other unfavorable conditions, the Fund may invest its assets in a temporary defensive manner.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. The principal risks of investing in the Fund, which could adversely affect its performance, include:

•

Portfolio Management Risk: If the strategies used and securities selected by the Fund’s portfolio management fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

•

Equity Risk: Common stocks and other equity securities, as well as equity-like securities such as convertible bonds, may experience significant volatility. Such securities may fall sharply in response to adverse events affecting overall markets, a particular industry or sector, or an individual company’s financial condition.

•

Small Company Risk: The Fund invests principally in equity securities of small companies. Small companies typically involve greater investment risks than larger companies. Small capitalization companies may have limited management experience or depth, limited ability to generate or borrow capital needed for growth, and limited products or services or operate in markets that have not yet been established as compared to larger companies.

SUMMARY – SMALL CAP BLEND FUND

Accordingly, small company securities tend to be more sensitive to changing economic conditions and tend to be more volatile and less liquid than equity securities of larger companies.

•

Blend Style Risk: The Fund uses a “blend” strategy to invest in both growth and value stocks, or in stocks with characteristics of both. The prices of growth stocks may fall dramatically if, for example, the company fails to meet earnings or revenue projections. The prices of value stocks may lag the market for long periods of time if the market fails to recognize the company’s worth. By combining both growth and value styles, the manager seeks to diversify these risks and lower the volatility, but there is no assurance this strategy will achieve that result.

•

Foreign Company Risk: The Fund’s investments in foreign (including emerging market) companies and in U.S. companies with economic ties to foreign markets generally involve special risks that can increase the likelihood that the Fund will lose money. For example, as compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political, and social instability and subject to less government supervision, inadequate regulatory and accounting standards, and foreign taxes. In addition, the securities of foreign companies also may be subject to inadequate exchange control regulations, higher transaction and other costs, reduced liquidity, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks.

•

Real Estate Risk: An investment in a REIT generally is subject to the risks that impact the value of the underlying properties or mortgages of the REIT. These risks include loss to casualty or condemnation, and changes in supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. Other factors that may adversely affect REITs include poor performance by management of the REIT, changes to the tax laws, or failure by the REIT to qualify for tax-free distribution of income.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Funds – Principal Risks” section in the prospectus.

SUMMARY – SMALL CAP BLEND FUND

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) — Class A Shares*

Best Quarter 2nd Q ’03 +26.04%	Worst Quarter 4th Q ’08 -25.92%

*	The total return for the Fund’s Class A shares for the nine-month period from January 1, 2012 to September 30, 2012 was +8.12%.

The table below shows how the Fund’s average annual total returns compare to the returns of a securities index. The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through

SUMMARY – SMALL CAP BLEND FUND

tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Total Returns (for the periods ended December 31, 2011)

Class	1 Year	5 Years	10 Years	Life of Class	Inception Date for Performance

Class A Shares					6/26/2001

Before Taxes	-7.45%	-1.05%	5.90%

After Taxes on Distributions	-7.45%	-1.54%	5.19%

After Taxes on Distributions and Sale of Fund Shares	-4.84%	-0.99%	4.93%

Class B Shares	-7.28%	-0.88%	5.99%

Class C Shares	-3.31%	-0.51%	5.86%

Class F Shares	-1.50%	–	–	-2.44%	9/28/2007

Class I Shares	-1.34%	0.49%	6.89%

Class P Shares	-1.78%	0.04%	6.48%

Class R2 Shares	-1.99%	–	–	-0.29%	3/31/2008

Class R3 Shares	-1.85%	–	–	-0.20%	3/31/2008

Index

Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)	-4.18%	0.15%	5.62%	-0.55% 3.46%	9/28/2007 3/31/2008

MANAGEMENT

Investment Adviser. The Fund’s investment adviser is Lord, Abbett & Co. LLC.

Portfolio Manager. The portfolio manager primarily responsible for the day-to-day management of the Fund is:

Portfolio Manager/Title	Member of the Investment Management Team Since

Michael T. Smith, Partner and Director	2001

PURCHASE AND SALE OF FUND SHARES

The minimum initial and additional amounts shown below vary depending on the class of shares you buy and the type of account. Certain financial intermediaries may impose different restrictions than those described below. Class B shares no longer are available for purchase by new or existing investors and only will be issued in connection with (i) an exchange of Class B shares from

SUMMARY – SMALL CAP BLEND FUND

another Lord Abbett Fund or (ii) a reinvestment of a dividend and/or capital gain distribution. For Class I shares, the minimum investment shown below applies to certain types of institutional investors, but does not apply to registered investment advisers or retirement and benefit plans otherwise eligible to invest in Class I shares. Class P shares are closed to substantially all new investors. See “Choosing a Share Class – Investment Minimums” in the prospectus for more information.

Investment Minimums — Initial/Additional Investments

Class	A and C	F, P, R2, and R3	I

General and IRAs without Invest-A-Matic Investments	$1,500/No minimum	No minimum	$1 million minimum

Invest-A-Matic Accounts	$250/$50	N/A	N/A

IRAs, SIMPLE and SEP Accounts with Payroll Deductions	No minimum	N/A	N/A

Fee-Based Advisory Programs and Retirement and Benefit Plans	No minimum	No minimum	No minimum

You may sell (redeem) shares through your securities broker, financial professional or financial intermediary. If you have direct account access privileges, you may redeem your shares by contacting the Fund in writing at P.O. Box 219336, Kansas City, MO 64121, by calling 888-522-2388 or by accessing your account online at www.lordabbett.com.

TAX INFORMATION

A Fund’s distributions, if any, generally are taxable to you as ordinary income, capital gains or a combination of the two, and also may be subject to state and local taxes. Certain taxes on distributions may not apply to tax exempt investors or tax deferred accounts, such as a 401(k) plan or an IRA.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

SUMMARY – SMALL CAP BLEND FUND

Investment Company Act File Number: 811-10371

00087974 LASCB-7SUM (12/12)